Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Feb. 29, 2016 CAD
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	CAD (452,384)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	115,582
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	367,903
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	(4,297)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(3,360)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	(704,281)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	(174,257)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	(236,464)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	7,352
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	(37,861)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	26,232
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	42,380
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	(156,542)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 19	712,659
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 20	167,418
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 21	257,639
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 22	(436,654)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 23	108,965
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 24	CAD 255,408